Debt - Scheduled Principal Payments (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 4,162	$ 5,181
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,232	4,198
Cost | 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	23	29
Cost | 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	117	152
Cost | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	202	262
Cost | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	220	286
Cost | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Cost | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,670	$ 3,469